Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2025 Portfolio℠
September 30, 2023
VIPIFF2025-NPRT3-1123
1.822896.118
Domestic Equity Funds - 26.6%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	227,276	10,127,435
VIP Equity-Income Portfolio Investor Class (a)	348,994	8,292,091
VIP Growth & Income Portfolio Investor Class (a)	439,996	11,338,692
VIP Growth Portfolio Investor Class (a)	197,518	16,678,395
VIP Mid Cap Portfolio Investor Class (a)	78,499	2,626,576
VIP Value Portfolio Investor Class (a)	325,270	5,874,381
VIP Value Strategies Portfolio Investor Class (a)	191,094	2,927,554
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,509,430)		57,865,124

International Equity Funds - 26.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	2,084,542	20,553,585
VIP Overseas Portfolio Investor Class (a)	1,575,062	36,257,926
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $47,015,032)		56,811,511

Bond Funds - 47.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,862,460	25,619,020
Fidelity International Bond Index Fund (a)	829,474	7,365,727
Fidelity Long-Term Treasury Bond Index Fund (a)	1,262,048	11,497,256
VIP High Income Portfolio Investor Class (a)	792,494	3,597,923
VIP Investment Grade Bond II Portfolio Investor Class (a)	5,893,815	54,282,038
TOTAL BOND FUNDS (Cost $114,440,691)		102,361,964

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	920	920
VIP Government Money Market Portfolio Investor Class 5.06% (a)(c)	439,906	439,906
TOTAL SHORT-TERM FUNDS (Cost $440,826)		440,826

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $195,405,979)	217,479,425
NET OTHER ASSETS (LIABILITIES) - 0.0%	95
NET ASSETS - 100.0%	217,479,520

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	920	-	-	35	-	-	920	0.0%
Total	920	-	-	35	-	-	920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,279,331	3,576,897	4,015,413	22,770	(451,268)	229,473	25,619,020
Fidelity International Bond Index Fund	7,716,539	878,965	1,290,601	92,030	(40,078)	100,902	7,365,727
Fidelity Long-Term Treasury Bond Index Fund	12,737,508	2,852,288	2,961,148	279,179	(689,442)	(441,950)	11,497,256
VIP Contrafund Portfolio Investor Class	10,842,556	458,178	3,097,330	107,432	582,231	1,341,800	10,127,435
VIP Emerging Markets Portfolio Investor Class	23,237,638	4,142,389	7,213,824	37,070	(391,501)	778,883	20,553,585
VIP Equity-Income Portfolio Investor Class	9,715,749	482,342	2,088,682	-	184,636	(1,954)	8,292,091
VIP Government Money Market Portfolio Investor Class 5.06%	1,643,987	2,505,601	3,709,682	67,948	-	-	439,906
VIP Growth & Income Portfolio Investor Class	12,572,411	741,843	2,983,480	46,500	695,222	312,696	11,338,692
VIP Growth Portfolio Investor Class	17,030,158	1,531,591	5,067,395	118,852	153,907	3,030,134	16,678,395
VIP High Income Portfolio Investor Class	3,862,862	211,986	615,692	2,668	(70,222)	208,989	3,597,923
VIP Investment Grade Bond II Portfolio - Investor Class	54,555,592	8,772,387	8,504,619	23,888	(98,847)	(442,475)	54,282,038
VIP Mid Cap Portfolio Investor Class	3,031,959	144,975	666,568	7,171	51,720	64,490	2,626,576
VIP Overseas Portfolio Investor Class	39,237,740	2,328,742	8,134,744	-	356,832	2,469,356	36,257,926
VIP Value Portfolio Investor Class	7,009,663	216,614	1,926,843	-	496,698	78,249	5,874,381
VIP Value Strategies Portfolio Investor Class	3,472,277	160,618	982,663	8,421	247,059	30,263	2,927,554
	232,945,970	29,005,416	53,258,684	813,929	1,026,947	7,758,856	217,478,505

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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